12. LEASE LIABILITIES: Schedule of Lease Liabilities (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Details
Lease Liabilities, Starting balance	$ 0
Change in Lease Liabilities, Recognized on adoption of IFRS 16	68,253
Change in Lease Liabilities, Finance cost	5,144
Change in Lease Liabilities, Lease payments	(52,007)
Lease Liabilities, Ending balance	21,390
Current portion of lease liabilities	21,390
Non-current portion of lease liabilities	$ 0